FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES - Notional amount and fair value of financial assets investments (Details) - Dec. 31, 2021 - Fair value hedges - Derivative financial instruments - Financial assets investments
$ in Thousands, $ in Millions
	COP ($)	USD ($)
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Notional amount	$ 316,701	$ 79,550
Fair value	$ 333,407	$ 83,746